Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate Properties [Line Items]
Real estate properties development completed	$ 500,875,235	$ 439,204,753	$ 458,204,518
Real estate properties under development	2,368,747,467	3,010,624,339	$ 3,254,387,749
Total real estate properties development completed and under development	2,869,622,702	3,449,829,092
Collateral Pledged [Member]
Real Estate Properties [Line Items]
Land use rights net	333,926,609	418,658,396
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	$ 1,544,418,492	$ 1,171,226,276